INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

		Useful life	December 31,
		(years)	2023	2022
a.	Cost:
	Acquired technology and license	4 - 10	$21,815	$21,815
	Customer relationship	4.5 - 9	4,951	4,951

			26,766	26,766
	Accumulated amortization:
	Acquired technology and license		20,900	20,399
	Customer relationship		4,845	4,801

			25,745	25,200

	Amortized cost		$1,021	$1,566

Schedule of expected amortization expenses

Year ending December 31,
2024	$532
2025	470
2026 and thereafter	19

$1,021